SCHEDULE OF COMMITMENTS (Tables)	3 Months Ended
Nov. 30, 2016
SCHEDULE OF COMMITMENTS
Schedule of Rental Payments for Operating Leases

The Company entered into a lease agreement for office space for a term of five years ending October 31, 2019. Under the agreement, the Company is committed to the following rent payments:

Dates	Annual Amount

December 1, 2016 to August 31, 2017	454,317
September 1, 2017 to August 31, 2018	174,524
September 1, 2018 to August 31, 2019	179,760
September 1, 2019 to October 31, 2019	30,160
Total	$838,707